Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 18 — SEGMENT REPORTING

Segment information (ASC 280, establishes standards for reporting information about operating segments) is prepared on the same basis that the chief executive officer, who is the Company’s chief operating decision maker, manages the business, makes business decisions and assesses performance. The Company has one reportable segment, as described in Note 1, specializing in the developments and sale pf autonomous parachute safety systems technologies for commercial and military platforms as well as for urban air mobility aircraft, as described in Note 1.

The chief executive officer assesses performance for this segment and decides how to allocate resources based on operating expenses excluding non-cash items and net loss. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The chief executive officer performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor budget versus actual results.

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Sales	$1,046,664	$932,154	$620,508
Cost of Sales (*)
Payroll and payroll related	232,284	188,740	40,602
Others	559,265	564,836	396,967

Research and Development expenses (*)
Payroll and payroll related	1,521,736	1,366,896	520,133
Material, subcontractors, consultants and other	750,569	745,807	108,045

Selling and Marketing expenses (*)
Payroll and payroll related	619,001	459,042	100,885
Professional services, tradeshows and others	956,635	616,306	383,313

General and Administrative expenses (*)
Payroll and payroll related	497,582	325,662	348,740
Professional services, facility related and other	2,000,225	2,018,139	1,110,241

Other segment items: (*)	(678,470)	5,700,956	1,382,961

Net loss	5,412,163	11,054,230	3,771,379

(*)	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, and finance income, and expenses that are included in other segment items